Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Concentrations
Concentrations

15.           Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions.  In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts.  During the three months ended March 31, 2015, the Company expensed a total of $295,152, representing 16.0% of its total supplier expenditures.  No supplier represented more than 10% of our accounts payable balance at March 31, 2015.

One customer represented 13% of our total revenue or approximately $130,000 for the three months ended March 31, 2015 and represented 21% of the Company’s accounts receivable balance as of March 31, 2015.  No customer accounted for more than 10% of the Company’s revenue for the three months ended March 31, 2014.  Also, no customer accounted for more than 10% of its outstanding accounts receivable balance at December 31, 2014.

15.           Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions.  In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts.  During the year ended December 31, 2014, the Company expensed a total of $679,481, representing 10.1% of its total supplier expenditures.  As of December 31, 2014, the Company had total payables of $98,384 owed to the development firm, representing 13.2% of its accounts payable balance.

No customer accounted for more than 10% of the Company’s revenue for the years ended December 31, 2014 or 2013.  Also, no customer accounted for more than 10% of its outstanding accounts receivable balance at December 31, 2014 or 2013.